Non-Current Liabilities - Employee Benefits - Schedule of Statement of Financial Position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statement of Financial Position [Abstract]
Present value of the defined benefit obligation	$ 288,160	$ 233,954	$ 228,625
Fair value of defined benefit plan assets	(115,493)	(91,868)
Defined benefit plan assets	172,667	142,086
Other long-term obligations	61,466	58,518
Net liability in the statement of financial position	$ 234,133	$ 200,604